Note 8 - Deferred Charges, Net (Tables)	12 Months Ended
Dec. 31, 2021
Notes Tables
Schedule of Deferred Charges [Table Text Block]
Balance, January 1, 2020	$21,983
Additions	15,481
Amortization	(9,056)
Write-off and other movements (Note 7)	(726)
Balance, December 31, 2020	$27,682
Additions	18,882
Amortization	(10,433)
Write-off and other movements (Note 7)	(4,272)
Balance, December 31, 2021	$31,859